INVESTMENT IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Balance at the beginning of the period	$4,725	$5,528
Share of earnings for the period	20	88
Foreign currency translation and other	(65)	(323)
Share of other comprehensive income	148	163
Distributions	(166)	(157)
Disposition of interest(1),(7)	(150)	(336)
Held for sale(2)	—	(146)
Change in basis of accounting(3),(4)	—	(92)
Acquisitions(5),(6),(8)	671	—
Ending Balance(9)	$5,183	$4,725
1.In March 2021, Brookfield Infrastructure sold an effective 13% interest in its U.S. gas pipeline for net proceeds of $412 million. Approximately $125 million of the proceeds were used to repay a shareholder loan. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $75 million in Other income (expense) in the Consolidated Statement of Operating Results. Based on our ownership interest and governance rights retained, our partnership will continue to equity account for this investment in the midstream segment.
2.In December 2021, a subsidiary of Brookfield Infrastructure agreed to the sale of its 50% interest in a freehold landlord port in Victoria, Australia. The transaction is subject to regulatory approval. The subsidiary is expected to receive net proceeds of approximately $0.3 billion.
3.On February 26, 2021, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Jose Maria de Macedo de Eletricidade S.A. (“JMM”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in JMM to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated JMM effective February 26, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
4.On December 24, 2021, Brookfield Infrastructure, alongside institutional partners, exercised its option to acquire an additional 15% interest in Giovanni Sanguinetti Transmissora de Energia S.A. (“Sanguinetti”) and Veredas Transmissora de Electricidade S.A. (“Veredas”), which are both Brazilian electricity transmission operations, increasing Brookfield Infrastructure’s ownership in both operations to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Sanguinetti and Veredas as of December 24, 2021. Refer to Note 6, Acquisition of Businesses, for further details.
5.On February 16, 2022, Brookfield Infrastructure acquired an approximate 8% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
6.On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
7.On June 13, 2022, Brookfield Infrastructure sold an effective 49% interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statement of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
8.Subsequent to quarter end, Brookfield Infrastructure acquired a 13% interest in an Australian data transmission business, for total equity consideration of approximately $0.2 billion.
9.The closing balance includes a shareholder loan of $375 million receivable from our U.S. gas pipeline (2021: $375 million).
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Utilities	$870	$230
Transport	2,132	2,317
Midstream	1,052	1,052
Data	1,025	1,087
Corporate	104	39
Ending Balance	$5,183	$4,725
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Financial position:
Total assets	$67,997	$52,969
Total liabilities	(39,918)	(31,731)
Net assets	$28,079	$21,238

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Financial performance:
Total revenue	$5,455	$3,897	$10,471	$7,862
Total net income for the period	309	324	901	846
Brookfield Infrastructure’s share of net (loss) income	$(34)	$10	$20	$77